Intangible Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Intangible Assets
(1)Details of intangible assets as of December 31, 2024 and 2023 are as follows:

	December 31, 2024
	(In millions of Korean Won)
	Acquisition price	Accumulated amortization(*)	Book Amount
Software	₩ 16,536	₩ (14,752)	₩ 1,784
Industrial property rights	1,746	(863)	883
License fee	9,087	(4,725)	4,362
Other intangible assets	1,109	(1,081)	28
Total	₩ 28,478	₩ (21,421)	₩ 7,057

	December 31, 2023
	(In millions of Korean Won)
	Acquisition price	Accumulated amortization(*)	Book Amount
Software	₩ 17,567	₩ (14,787)	₩ 2,780
Industrial property rights	1,376	(750)	626
License fee	8,510	(5,832)	2,678
Other intangible assets	1,367	(1,081)	286
Total	₩ 28,820	₩ (22,450)	₩ 6,370
(*)Accumulated amortization includes the amount of accumulated impairment loss.
(2)Changes in intangible assets for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024
	Software	Industrial property rights	License fee	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 2,780	₩ 626	₩ 2,678	₩ 286	₩ 6,370
Acquisitions/Capital expenditure	379	369	3,755	3	4,506
Amortization	(1,382)	(112)	(1,717)	—	(3,211)
Disposals	—	—	—	(3)	(3)
Reclassification	—	—	258	(258)	—
Impairment(*)	—	—	(615)	—	(615)
Foreign exchange differences	7	—	3	—	10
Ending balance	₩ 1,784	₩ 883	₩ 4,362	₩ 28	₩ 7,057
(*)The Group recognized Won 615 million of impairment loss as carrying amount of the other intangible assets exceeded recoverable amount as of December 31, 2024.

	2023
	Software	Industrial property rights	License fee	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,938	₩ 545	₩ 1,351	₩ 35	₩ 3,869
Acquisitions/Capital expenditure	2,136	170	3,886	263	6,455
Amortization	(1,296)	(83)	(1,027)	—	(2,406)
Disposals	—	(6)	—	(12)	(18)
Impairment(*)	—	—	(1,531)	—	(1,531)
Foreign exchange differences	2	—	(1)	—	1
Ending balance	₩ 2,780	₩ 626	₩ 2,678	₩ 286	₩ 6,370
(*)The Group recognized Won 1,531 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2023.

	2022
	Software	Industrial property rights	License fee	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,264	₩ 483	₩ 1,430	₩ 165	₩ 3,342
Acquisitions/Capital expenditure	1,856	138	747	—	2,741
Amortization	(1,184)	(71)	(538)	(124)	(1,917)
Disposals	—	(5)	—	(5)	(10)
Impairment(*)	—	—	(293)	—	(293)
Foreign exchange differences	2	—	5	(1)	6
Ending balance	₩ 1,938	₩ 545	₩ 1,351	₩ 35	₩ 3,869
(*)The Group recognized Won 293 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2022.
(3)Classification of amortization in the statements of comprehensive income for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024		2023		2022
	(In millions of Korean won)
Cost of revenues	₩	936	₩	708	₩	719
Selling, general and administrative expenses	1,747		1,340		1,155
Research and development	528		358		43
Total	₩	3,211	₩	2,406	₩	1,917